Vessels under construction (Details)	9 Months Ended
	Sep. 30, 2014 DWT
DWT	1,844,100
Capesize [Member]
DWT	5,040,000	[1]
Capesize [Member] | Capesize - Hull H1309 TBN SBI Puro | Q1-15 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1310 - TBN SBI Valrico | Q2-15 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1311 - TBN SBI Maduro | Q3-15 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1364 - TBN SBI Belicoso | Q3-15 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1365 - TBN SBI Corona | Q1-16 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1366 - TBN SBI Diadema | Q1-16 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1367 - TBN SBI Estupendo | Q2-16 [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1205 - TBN SBI Camacho | Q2-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1206 - TBN SBI Montesino | Q2-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1211 - TBN SBI Magnum | Q3-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1212 - TBN SBI Montecristo | Q3-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1213 - TBN SBI Aroma | Q3-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1214 - TBN SBI Cohiba | Q4-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1215 - TBN SBI Habano | Q4-15 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1216 - TBN SBI Lonsdale | Q1-16 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1217 - TBN SBI Partagas | Q1-16 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1218 - TBN SBI Parejo | Q2-16 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1219 - TBN SBI Toro | Q2-16 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull S1220 - TBN SBI Tuscamina | Q2-16 [Member] | Sungdong Shipbuilding & Marine Engineering Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1059 - TBN SBI Churchill | Q4-15 [Member] | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1060 - TBN SBI Perfecto | Q4-15 [Member] | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1061 - TBN SBI Presidente | Q1-16 [Member] | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1062 - TBN SBI Panatela | Q1-16 [Member] | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull H1063 - TBN SBI Robusto | Q2-16 [Member] | Daewoo Mangalia Heavy Industries S.A. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull HN1058 - TBN SBI Behike | Q3-15 [Member] | Daehan Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull HN1059 - TBN SBI Monterrey | Q4-15 [Member] | Daehan Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull HN1060 - TBN SBI Macanudo | Q4-15 [Member] | Daehan Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Capesize [Member] | Capesize Hull HN1061 - TBN SBI Cuaba | Q1-16 [Member] | Daehan Shipbuilding Co., Ltd. [Member]
DWT	180,000	[1]
Kamsarmax Vessels
DWT	1,725,200	[1]
Kamsarmax Vessels | Kamsarmax Hull S1680 - TBN SBI Samba | Q1-15 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1681 - TBN SBI Rumba | Q3-15 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull 1090 - TBN SBI Electra | Q3-15 [Member] | Jiangsu Yangzijiang Shipbuilding Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull 1091 - TBN SBI Flamenco | Q3-15 [Member] | Jiangsu Yangzijiang Shipbuilding Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull 1092 - TBN SBI Rock | Q4-15 [Member] | Jiangsu Yangzijiang Shipbuilding Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull 1093 - TBN SBI Twist | Q1-16 [Member] | Jiangsu Yangzijiang Shipbuilding Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull SS164 - TBN SBI Salsa | Q3-15 [Member] | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull SS179 - TBN SBI Merengue | Q1-16 [Member] | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1228 - TBN SBI Capoeira | Q1-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1722A - TBN SBI Conga | Q2-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1723A - TBN SBI Bolero | Q3-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1229 - TBN SBI Carioca | Q2-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1724A - TBN SBI Sousta | Q3-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1725A - TBN SBI Reggae | Q4-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1726A - TBN SBI Zumba | Q1-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1231 - TBN SBI Macarena | Q1-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1735A - TBN SBI Parapara | Q1-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1736A - TBN SBI Mazurka | Q2-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1230 - TBN SBI Lambada | Q3-15 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1232 - TBN SBI Swing | Q2-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Kamsarmax Vessels | Kamsarmax Hull S1233 - TBN SBI Jive | Q2-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	84,000	[1]
Ultramax Vessels
DWT	1,795,800	[1]
Ultramax Vessels | Ultramax Hull 1907 - TBN SBI Hera | Q2-16 [Member] | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
DWT	60,200	[1]
Ultramax Vessels | Ultramax Hull 1906 - TBN SBI Zeus | Q2-16 [Member] | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
DWT	60,200	[1]
Ultramax Vessels | Ultramax Hull 1911 - TBN SBI Poseidon | Q3-16 [Member] | Hudong-Zhonghua (Group) Co., Ltd. [Member]
DWT	60,200	[1]
Ultramax Vessels | Ultramax Hull 1912 - TBN SBI Apollo | Q3-16 [Member] | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
DWT	60,200	[1]
Ultramax Vessels | Ultramax Hull S870 - TBN SBI Echo | Q3-15 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull S871 - TBN SBI Tango | Q3-15 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull S-A098 - TBN SBI Achilles | Q2-16 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull S-A089 - TBN SBI Cronos | Q4-15 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull S-A090 - TBN SBI Hermes | Q1-16 [Member] | Imabari Shipbuilding Co., Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull NE180 - TBN SBI Bravo | Q1-15 [Member] | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull NE181 - TBN SBI Antares | Q1-15 [Member] | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull NE182 - TBN SBI Maia | Q3-15 [Member] | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull NE183 - TBN SBI Hydra | Q3-15 [Member] | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull NE194 - TBN SBI Hyperion | Q2-16 [Member] | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull NE195 - TBN SBI Tethys | Q2-16 [Member] | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull DE018 - TBN SBI Leo | Q1-16 [Member] | Dalian COSCO KHI Ship Engineering Co. Ltd.
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull DE019 - TBN SBI Lyra | Q2-15 [Member] | Dalian COSCO KHI Ship Engineering Co. Ltd.
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull DE020 - TBN SBI Subaru | Q2-15 [Member] | Dalian COSCO KHI Ship Engineering Co. Ltd.
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull DE021 - TBN SBI Ursa | Q3-15 [Member] | Dalian COSCO KHI Ship Engineering Co. Ltd.
DWT	61,000	[1]
Ultramax Vessels | Ultramax Hull CX0610 - TBN SBI Athena | Q1-15 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0651 - TBN SBI Pegasus | Q3-15 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0652 - TBN SBI Orion | Q4-15 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0612 - TBN SBI Thalia | Q4-15 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0653 - TBN SBI Hercules | Q4-15 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0627 - TBN SBI Perseus | Q1-16 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0654 - TBN SBI Kratos | Q1-16 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0655 - TBN SBI Samson | Q2-16 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0613 - TBN SBI Phoebe | Q3-16 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Ultramax Vessels | Ultramax Hull CX0656 - TBN SBI Phoenix | Q3-16 [Member] | Chengxi Shipyard Co. Ltd. [Member]
DWT	64,000	[1]
Construction in Progress [Member]
DWT	8,561,000

[1]	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.